Average Annual Total Returns	Prospectus #1 Calvert Responsible Municipal Income Fund Bloomberg Barclays Municipal Bond Index One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Bloomberg Barclays Municipal Bond Index Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Bloomberg Barclays Municipal Bond Index Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class A Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class C Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C Inception Date	Prospectus #1 Calvert Responsible Municipal Income Fund Class I One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class I Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I Inception Date	Prospectus #2 Calvert Flexible Bond Fund ICE BofA 3-Month U.S. Treasury Bill Index One Year	Prospectus #2 Calvert Flexible Bond Fund ICE BofA 3-Month U.S. Treasury Bill Index Five Years	Prospectus #2 Calvert Flexible Bond Fund ICE BofA 3-Month U.S. Treasury Bill Index Life of Fund	Prospectus #2 Calvert Flexible Bond Fund Class A One Year	Prospectus #2 Calvert Flexible Bond Fund Class A Five Years	Prospectus #2 Calvert Flexible Bond Fund Class A Life of Fund	Prospectus #2 Calvert Flexible Bond Fund Class A Inception Date	Prospectus #2 Calvert Flexible Bond Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Flexible Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Flexible Bond Fund Class A After Taxes on Distributions Life of Fund	Prospectus #2 Calvert Flexible Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Flexible Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Flexible Bond Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #2 Calvert Flexible Bond Fund Class C One Year	Prospectus #2 Calvert Flexible Bond Fund Class C Five Years	Prospectus #2 Calvert Flexible Bond Fund Class C Life of Fund	Prospectus #2 Calvert Flexible Bond Fund Class I One Year	Prospectus #2 Calvert Flexible Bond Fund Class I Five Years	Prospectus #2 Calvert Flexible Bond Fund Class I Life of Fund	Prospectus #2 Calvert Flexible Bond Fund Class R6 One Year	Prospectus #2 Calvert Flexible Bond Fund Class R6 Five Years	Prospectus #2 Calvert Flexible Bond Fund Class R6 Life of Fund	Prospectus #2 Calvert Flexible Bond Fund Class R6 Inception Date
Total	5.21%	3.90%	4.62%	0.44%	2.49%	3.41%	0.41%	2.48%	3.40%	0.81%	2.42%	3.27%	2.60%	2.50%	3.39%	Jul. 15, 2015	4.69%	3.60%	3.99%	Jul. 15, 2015	0.67%	1.20%	0.97%	(0.04%)	3.21%	2.82%	Sep. 30, 2014	(1.12%)	1.84%	1.52%	(0.03%)	1.85%	1.56%	2.08%	3.23%	2.67%	4.12%	4.35%	3.80%	4.20%	4.38%	3.82%	May 01, 2019